Note 4(b) - Vessels, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4 (b)	Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	130,185	(4,015)	126,170
— Acquisitions	34,509	-	34,509
— Depreciation	-	(5,744)	(5,744)
Balance, December 31, 2017	164,694	(9,759)	154,935
— Transferred from advances for vessels acquisitions / under construction	32,090	-	32,090
— Depreciation	-	(6,390)	(6,390)
Balance, December 31, 2018	196,784	(16,149)	180,635

In
2017
and
2018
the Company took delivery of the following vessels:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Stenaweco Elegance	February 28, 2017	33,935	574	34,509
M/T Eco Palm Desert	September 7, 2018	29,994	2,096	32,090

The Company’s vessels have been mortgaged as security under its loan facilities (see Note
9
).